UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21527
THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)
4265 SAN FELIPE, SUITE 900
HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)
Dechert, LLP
Keith Robinson, Esq.
1775 I Street, N.W.
Washington, DC 20006

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 993-4675
Date of fiscal year end: December 31
Date of reporting period: July 1, 2005 through June 30, 2006
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record
ABERDEEN ASIA-PACIFIC INCOME FUND, I
BLACKROCK BROAD INV GRD 2009 TRM TR
BLACKROCK INCOME OPPORTUNITY TRUST
MORGAN STANLEY TRUSTS
THE NEW AMERICA HIGH INCOME FUND, IN

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006
Item 1. Proxy Voting Record
The Information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:
(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the principal security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Investment Company Report

Meeting Date Range:	01-Jul-2005 — 30-Jun-2006	Report Date:	10-Jul-2006

Page 1 of 5
Master Fund
ABERDEEN ASIA-PACIFIC INCOME FUND, I

Security:	003009107	Agenda Number:	932436769
Ticker:	FAX	Meeting Type:	Annual
ISIN:		Meeting Date:	09-Mar-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 DAVID L. ELSUM	Mgmt	For	For

	2 MARTIN J. GILBERT	Mgmt	For	For

	3 WILLIAM J. POTTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2005 — 30-Jun-2006	Report Date:	10-Jul-2006

Page 2 of 5
Master Fund
BLACKROCK BROAD INV GRD 2009 TRM TR

Security:	09247Q106	Agenda Number:	932497046
Ticker:	BCT	Meeting Type:	Annual
ISIN:		Meeting Date:	23-May-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 ANDREW F. BRIMMER	Mgmt	For	For

	2 KENT DIXON	Mgmt	For	For

	3 ROBERT S. KAPITO	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2005 — 30-Jun-2006	Report Date:	10-Jul-2006

Page 3 of 5
Master Fund
BLACKROCK INCOME OPPORTUNITY TRUST

Security:	092475102	Agenda Number:	932497096
Ticker:	BNA	Meeting Type:	Annual
ISIN:		Meeting Date:	23-May-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 FRANK J. FABOZZI	Mgmt	For	For

	2 KATHLEEN F. FELDSTEIN	Mgmt	For	For

	3 RALPH L. SCHLOSSTEIN	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2005 — 30-Jun-2006	Report Date:	10-Jul-2006

Page 4 of 5
Master Fund
MORGAN STANLEY TRUSTS

Security:	61745P106	Agenda Number:	932414787
Ticker:	GVT	Meeting Type:	Annual
ISIN:		Meeting Date:	13-Dec-05

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR DIRECTOR

	1 MICHAEL BOZIC	Mgmt	For	For

	2 CHARLES A. FIUMEFREDDO	Mgmt	For	For

	3 JAMES F. HIGGINS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2005 — 30-Jun-2006	Report Date:	10-Jul-2006

Page 5 of 5
Master Fund
THE NEW AMERICA HIGH INCOME FUND, IN

Security:	641876107	Agenda Number:	932441998
Ticker:	HYB	Meeting Type:	Annual
ISIN:		Meeting Date:	27-Apr-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR	Mgmt	For	For

	1 ROBERT F. BIRCH	Mgmt	For	For

	2 RICHARD E. FLOOR	Mgmt	For	For

	3 ERNEST E. MONRAD	Mgmt	For	For

	4 MARGUERITE PIRET	Mgmt	For	For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: The Endowment Master Fund, L.P.

By:	/s/ Jeremy Radcliffe
Jeremy Radcliffe
Chief Compliance Officer

Date:  7/12/06